Total
Akros Monthly Payout ETF
Akros Monthly Payout ETF
Investment Objective

The Akros Monthly Payout ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Akros Multi-Asset Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Akros Monthly Payout ETF Akros Monthly Payout ETF
Management Fee	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.59%	[2]
[1]	Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive a portion of its management fee in an amount equal to 0.25% of average daily net assets through March 31, 2025, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) for any reason at any time.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (after taking into account the fee waiver for the first year of each period). Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Akros Monthly Payout ETF | Akros Monthly Payout ETF | USD ($)	60	242	440	1,012

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended November 30, 2023, the Fund’s portfolio turnover rate was 448% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in securities comprising the Index. The Index generally consists of 18 exchange-traded funds (“ETFs”) (the “ETF Portfolio Sleeve”) and 50 U.S. exchange-listed stocks (the “Equity Portfolio Sleeve”), though this may change from time to time. Because the Index is expected to be comprised, in part, of securities issued by other investment companies, the Fund operates as a “fund of funds.”

The Index is broadly diversified and seeks to offer the potential for monthly distributions, which may include return of capital to investors. The goal of the Index is to represent an allocation to a balanced portfolio of international equities, fixed income securities and alternative investments. The Index composition is dynamically allocated across asset classes taking into consideration the current macroeconomic state. The portion of the Index devoted to the Equity Portfolio Sleeve generally will range between 20% and 60%. The Index will have risk characteristics similar to the international stock and bond markets and foreign exchange markets and will generally rise and fall with prevailing market conditions, with the goal, but not the guarantee, of achieving a total return sufficient, over time and after expenses, to support a seven percent (7.0%) annual distribution rate.

To be initially eligible for inclusion in the Equity Portfolio Sleeve of the Index, a company must be U.S. exchange-listed and have a market capitalization of at least $1 billion. Additionally, a stock will no longer be eligible for inclusion in the Index if its free float falls below 10%. Next, a proprietary algorithm is used to analyze historical financial and trading data, and stocks are selected and ranked based on excess return factors. An excess return factor is a formula that combines mathematical operators, fundamental values, and market values to determine if a stock could outperform markets in the future. The top 50 stocks are included in the Index.

The ETF Portfolio Sleeve of the Index provides exposure to ETFs across a range of asset categories including international equity, fixed-income, and commodity markets. The following asset categories and types of investments are represented in the ETF Portfolio Sleeve:

●	Foreign Equity – ETFs that provide exposure to foreign stocks (including in emerging markets);
●	Commodity – ETFs that provide exposure to commodities;
●	Gold – ETFs that provide exposure to gold;
●	Treasury Bonds – ETFs that provide exposure to U.S. Treasury bonds of any duration or maturity including inflation protected bonds;
●	High-Yield Bonds – ETFs that provide exposure to high-yield corporate bonds (also known as “junk bonds”) of any duration or maturity;
●	Investment Grade Bonds – ETFs that provide exposure to investment grade corporate bonds of any duration or maturity;
●	MBS – ETFs that provide exposure to U.S. mortgage-backed securities;
●	REITs – ETFs that provide exposure to domestic and foreign real estate investment trusts;
●	Global Infrastructure – ETFs that provide exposure to domestic and foreign infrastructure securities (including emerging markets securities).

Securities in the Index are weighted according to a proprietary weighting methodology that incorporates modern portfolio theory principles such as historical covariance, historical mean, historical risk contribution, and cluster analysis. The individual weight of an ETF in the Index is capped at 10%. Where an individual ETF’s weight would be greater than 10% if not capped, the excess weighting will be allocated to one or more additional ETFs from the same asset class. In such case, the number of ETFs in the Index would increase.

The Index is rebalanced and reconstituted on a monthly basis. Because of the frequency of the Index’s rebalances and reconstitutions, the Fund is expected to have a high rate of portfolio turnover. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. As of March 1, 2024, the Index was comprised of 52 securities. As of March 1, 2024, the average market capitalization of the Index components was $379.783 billion.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. The Adviser generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of March 1, 2024, the Index was not concentrated in any industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of March 1, 2024, the Technology Sector represented a significant portion of the Index.

The Index was created by Akros Technologies, Inc. (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index. The Index is calculated by Moorgate Benchmarks Ltd., which is not affiliated with the Fund, the Adviser, or the Index Provider.

To allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has a distribution policy to make monthly distributions with the goal, but not the guarantee of a target rate that represents an annualized payout of 7.0% on the Fund’s per-share net asset value on the date of a distribution’s declaration. Additionally, the Adviser reserves the discretion to raise or lower the payout percentage at any time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please see “Dividends, Distributions and Taxes – Fund Distributions.”

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Akros Multi-Asset Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns as of 12/31

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	7.66%	Q4/2023
Lowest Return	-1.97%	Q3/2023

Average Annual Total Returns for the Periods Ended December 31, 2023
Average Annual Returns - Akros Monthly Payout ETF	Label	1 Year	Since Inception	Inception Date
Akros Monthly Payout ETF	Return Before Taxes	11.88%	3.74%	May 06, 2022
After Taxes on Distributions | Akros Monthly Payout ETF	Return After Taxes on Distributions	8.49%	1.34%
After Taxes on Distributions and Sale of Fund Shares | Akros Monthly Payout ETF	Return After Taxes on Distributions and Sale of Fund Shares	6.91%	1.81%
S & P 500 60% & Barclays Aggregate 40% Index (reflects no deduction for fees, expenses, or taxes)	S & P 500 60% & Barclays Aggregate 40% Index (reflects no deduction for fees, expenses, or taxes)	17.67%	7.09%	May 06, 2022
Akros Multi-Asset Index (reflects no deduction for fees, expenses, or taxes)	Akros Multi-Asset Index (reflects no deduction for fees, expenses, or taxes)	12.07%	2.00%	May 06, 2022
S & P 500 Index (reflects no deduction for fees, expenses, or taxes)	S & P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	8.27%	May 06, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.